Cost of sales, without considering depreciation and amortization - Costs applicable to sales (Details) - new - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cost of sales [Line Items]
Royalty Expense	$ 12,832	$ 21,388	$ 30,884
Depreciation and amortization	226,335	238,879	210,154
Cost of sales of goods, excluding depreciation and amortization	799,582	967,696	947,953
Cost of inventory recognized in cost of inventory	326,790	327,459	456,647
Minera Yanacocha Srl And Subsidiaries [Member]
Disclosure of cost of sales [Line Items]
Beginning balance of finished goods and in-process	341,213	345,489	446,503
Beginning balance of provision for net realizable value, note 8(b)	89,127	62,540	84,374
Consumption of supplies	200,036	215,863	240,881
Personnel expenses	72,325	82,645	99,702
Other services	41,120	43,671	66,408
Maintenance	26,645	22,585	24,033
Power	23,619	24,203	23,565
Depreciation and amortization	144,862	156,212	87,783
Workers' profit participation	12,804	3,837	1,242
Reclamation expenses related to leach pads, note 12(b)	142,129	16,285	124,124
Ending balance of provision for net realizable value, note 8(b)	47,925	89,127	62,540
Ending balance of finished goods and in-process	302,382	341,213	345,489
Cost of sales of goods, excluding depreciation and amortization	692,721	619,424	772,647
Minera Yanacocha Srl And Subsidiaries [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure of cost of sales [Line Items]
Royalty Expense	22,297	20,385	20,739
Minera Yanacocha Srl And Subsidiaries [Member] | Government [member]
Disclosure of cost of sales [Line Items]
Royalty Expense	$ 9,255	$ 2,875	$ 4,990